Note 10 - Asset Retirement Obligations	12 Months Ended
Mar. 31, 2014
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligation Disclosure [Text Block]
10.	ASSET RETIREMENT OBLIGATIONS

The asset retirement obligations are principally related to leasehold office premises and a data center which, at the end of the lease, the Company is contractually obligated to restore.

The movements in asset retirement obligations for the year ended March 31, 2013 and 2014 were as follows:

	Thousands of Yen		Thousands of U.S. Dollars
	2013	2014	2014

Balance at beginning of the year	¥299,083	¥334,585	$3,249

Liabilities incurred	26,620	122,157	1,186
Liabilities settled	-	-	-
Accretion expense	8,882	8,041	78
Revision in estimated cash flows related to head office relocation	-	48,657	473

Balance at end of the year	¥334,585	¥513,440	$4,986